Long Term Debts - Schedule of Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Liabilities [Line items]
Less current maturities	$ (57,621)	$ (76,701)
Long-term debt, net of current maturities	$ 36,107	52,267
Loans from banks denominated in New Israeli Shekels [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	NIS
Total long-term debt	$ 22,158	29,010
Loans from banks denominated in New Israeli Shekels [Member] | Top of Range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	0.25%
Loans from banks denominated in New Israeli Shekels [Member] | Bottom of Range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	0.95%
Long-term loans from banks denominated [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	USD
Total long-term debt	$ 35,410	47,634
Long-term loans from banks denominated [Member] | Top of Range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	2.10%
Long-term loans from banks denominated [Member] | Bottom of Range [Member]
Schedule of Long Term Liabilities [Line items]
Interest rate	3.38%
Other long-term debts [Member]
Schedule of Long Term Liabilities [Line items]
Linkage basis	JPY
Interest rate	1.71%
Total long-term debt	$ 53	58
Long-Term Debts [Member]
Schedule of Long Term Liabilities [Line items]
Total long-term debt	57,621	76,701
Less current maturities [Member]
Schedule of Long Term Liabilities [Line items]
Less current maturities	$ (21,514)	$ (24,435)